Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy of valuation inputs
	Fair Value as of September 30, 2022
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Warrant liability – Public Warrants	$2,242,500	$2,242,500	$—	$—
Warrant liability – Private Warrants	1,906,056	—	—	1,906,056
Warrant liability – SPA Warrants	28,041,937	—	—	28,041,937
Total	$32,190,493	$2,242,500	$—	$29,947,993

Schedule of changes in fair value
Warrant Liability
Balance, January 1, 2022	$—
Assumption of Public and Private Warrants in Business Combination	5,278,145
SPA Warrants from Convertible Note	20,949,110
Change in fair value of warrant liabilities	5,963,238
Balance, September 30, 2022	$32,190,493

CleanTech Acquisition Corp [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy of valuation inputs
Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Investments held in Trust Account:
Money Market investments	$174,483,243	$174,483,243	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$2,760,000	$2,760,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,296,000	$—	$—	$2,296,000
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250

Schedule of the black-scholes option model for the private placement warrants
	As of June 30, 2022	As of December 31, 2021
Stock price	$10.07	$9.96
Strike price	$11.50	$11.50
Probability of completing a Business Combination	38.0%	*
Dividend yield	—%	—%
Term (in years)	4.1	4.6
Volatility	11.2%	8.7%
Risk-free rate	3.0%	1.2%
Discount for lack of marketability	—%	—%
Fair value of warrants	$0.32	$0.39

*        The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.

As of December 31, 2021
Stock price	$9.96
Strike price	$11.50
Probability of completing a Business Combination	100.0%
Dividend yield	—%
Term (in years)	4.6
Volatility	8.7%
Risk-free rate	1.2%
Fair value of warrants	$0.39

Schedule of financial instruments that are measured at fair value on a recurring basis
Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	2,798,250
Change in fair value	(861,000)
Fair value as of March 31, 2022	1,937,250
Change in fair value	358,750
Fair value as of June 30, 2022	$2,296,000

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	$2,798,250